Shareholders' Equity (Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ 745	$ 1,052
Other comprehensive income adjustments before reclassifications	105	(242)
Amounts reclassified from accumulated other comprehensive income	24	23
Ending Balance	1,221	745
Accumulated foreign currency translation adjustments, net of tax of $4, $(2) and $1	(258)	(262)	$ (269)
Pension and post-retirement benefits, net of tax of $227, $254 and $209	(660)	(785)	(560)
Changes in fair value of derivatives, net of tax of $0, $0 and $0	(3)	(3)	(2)
Accumulated other comprehensive loss (AOCL)	(921)	(1,050)	(831)
Cumulative translation adjustments, tax	4	(2)	1
Pension liability adjustments, tax	227	254	209
Unrealized gains (losses) on derivatives, tax	0	0	$ 0
Accrued dividends	11	12
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(1,050)	(831)
Ending Balance	(921)	(1,050)
Accumulated foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(262)	(269)
Other comprehensive income adjustments before reclassifications	4	7
Amounts reclassified from accumulated other comprehensive income	0	0
Ending Balance	(258)	(262)
Pension and post-retirement benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(785)	(560)
Other comprehensive income adjustments before reclassifications	100	(249)
Amounts reclassified from accumulated other comprehensive income	25	24
Ending Balance	(660)	(785)
Changes in fair value of derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(3)	(2)
Other comprehensive income adjustments before reclassifications	1	0
Amounts reclassified from accumulated other comprehensive income	(1)	(1)
Ending Balance	$ (3)	$ (3)